Other Reserves	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Reserves [Abstract]
Other reserves

12. Other reserves

	2017	2016	2015
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	(11)	(3)	(1)
Capital reserve	42,466	—	—
Share option reserve
Balance at beginning of year	4,406	3,291	2,506
Share-based payments	11,731	1,132	785
Exercise of share options	(180)	(17)	—
Lapse of share options	(2)	—	—
Balance at end of year	15,955	4,406	3,291
Total other reserves	58,071	4,064	2,951

Foreign currency translation reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of foreign operations.

Own share reserve

The own share reserve represents the cost of 500,000 shares of NuCana plc purchased by NuCana Employee Benefit Trust and that may, at the discretion of the trustee, be used to satisfy future exercise of options under the Company’s share options plan.

Capital reserve

The capital reserve balance arose from the reduction of our share premium account and corresponding increase to our capital reserve account reflected as of June 30, 2017 in connection with our re-registration as a public limited company, as further described in Note 1.

Share option reserve

The share option reserve is used to recognize the value of equity-settled share-based payments provided to employees, directors and consultants as part of their remuneration. Refer to Note 13 for further details of these plans.